J.P. MORGAN FUNDS

JPMorgan Research Market Neutral Fund

JPMorgan Research Equity Long/Short Fund

JPMorgan Market Neutral Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 11, 2014 to the Prospectuses

and Summary Prospectuses dated February 28, 2013, as supplemented

JPMorgan Research Market Neutral Fund

The portfolio manager information for the Fund in the section of the Fund’s prospectuses titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2000	Managing Director
Raffaele Zingone	2014	Managing Director
Steven G. Lee	2014	Managing Director

Additional Portfolio Manager Changes. Terance Chen will be resigning from J.P. Morgan Investment Management Inc. (JPMIM) in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Fund until such time.

In addition, the section of the Fund’s prospectuses titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The portfolio management team is led by Terance Chen, Managing Director of J.P. Morgan Investment Management Inc. (“JPMIM”) and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Steven G. Lee, Managing Director of JPMIM. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

SUP-SPEC-PM-214

JPMorgan Research Equity Long/Short Fund

The portfolio manager information for the Fund in the section of the Fund’s prospectuses titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2010	Managing Director
Raffaele Zingone	2014	Managing Director
Steven G. Lee	2014	Managing Director

Additional Portfolio Manager Changes. Terance Chen will be resigning from J.P. Morgan Investment Management Inc. (JPMIM) in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Fund until such time.

In addition, the section of the Fund’s prospectuses titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Steven G. Lee, Managing Director of JPMIM. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

JPMorgan Market Neutral Fund

The following paragraph is added at the end of the portfolio manager information for the Fund in the section of the Fund’s prospectus titled “Management” in the Fund’s “Risk/Return Summary”:

Portfolio Manager Change. Terance Chen will be resigning from JPMIM in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Fund until such time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE